Inventories - Narrative (Details) - UGI Utilities $ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($) storage_agreement Bcf	Sep. 30, 2017 USD ($) Bcf
Public Utilities, Inventory
Number of storage agreements | storage_agreement	5
Volume of gas storage inventories released under SCAAs with non-affiliates (in cubic feet) | Bcf	2.3	2.3
Carrying value of gas storage inventories released under SCAAs with non-affiliates | $	$ 5.4	$ 6.7
Minimum
Public Utilities, Inventory
Storage agreement term (in years)	1 year
Maximum
Public Utilities, Inventory
Storage agreement term (in years)	3 years